ENERGY STORAGE SYSTEMS, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
ENERGY STORAGE SYSTEMS, NET
9.	ENERGY STORAGE SYSTEMS, NET
Energy Storage Systems, Net
Energy storage systems, net, consists of the following (in thousands):

	December 31, 2021	December 31, 2020
Energy storage systems placed into service	$143,592	$144,425
Less: accumulated depreciation	(45,250)	(33,389)
Energy storage systems not yet placed into service	7,772	12,667

Total energy storage systems, net	$106,114	$123,703

Depreciation expense for energy storage systems was approximately $14.4 million, $13.9 million and $9.7 million for the years ended December 31, 2021, 2020, and
2019
, respectively. Depreciation expense is recognized in cost of service revenue.